UNITED STATES
SECURITIESAND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

GOLUB CAPITAL BDC 3, INC.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

___________ to ___________

Date of Report (Date of earliest event reported) ___________

Commission File Number of securitizer: ___________

Central Index Key Number of securitizer: ___________

___________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 1715268

Golub Capital BDC 3 ABS 2022-1 LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ___________

Central Index Key Number of underwriter (if applicable): ___________

Christopher C. Ericson, (212) 750-6060

Name and telephone number, including area code, of the person to contact in connection with this filing.

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

This Form ABS-15G/A is being filed to amend the Form ABS-15G filed on December 22, 2021 by Golub Capital BDC 3, Inc. with respect to Golub Capital BDC 3 ABS 2021-1 LLC (the “Original Filing”) solely to reflect that, effective as of January 11, 2022, Golub Capital BDC 3 ABS 2021-1 LLC has changed its name to Golub Capital BDC 3 ABS 2022-1 LLC (the “Issuer”). The report on agreed upon procedures attached to the Original Filing is reattached here as Exhibit 99.1 and continues to refer to the Issuer.

Disclosures under Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 to this Form ABS-15G.

Exhibit No.	Description

Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GOLUB CAPITAL BDC 3, INC.

Date: January 11, 2022	By:	/s/ Christopher C. Ericson

Name:	Christopher C. Ericson

Title:	Chief Financial Officer